Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2005
Debt Instrument [Line Items]
Variable interest bearing mortgage loans	$ 5,888	$ 6,745
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Mortgage fixed interest rate			6.16%